Restricted cash and short term deposits Cash and restricted cash, summary (Details) - USD ($) $ in Thousands		Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Cash and cash equivalents		$ 306,387	$ 214,862	$ 286,562	$ 224,190
Restricted cash and short-term deposits		302,456	222,265	270,087	183,693
Restricted cash (non-current portion)		155,320	175,550	182,416	232,335
Cash, cash equivalents, restricted cash and restricted cash equivalents	[1]	$ 764,163	$ 612,677	$ 739,065	$ 640,218

[1]	Following the adoption of the amendments to ASC 230, the statement of cash flows presents the change in the period in total cash, cash equivalents and restricted cash. These amendments have been applied retrospectively for the nine months ended September 30, 2017.